Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2026
Equity Method Investments and Joint Ventures [Abstract]
Summary of equity method investments
Equity method investments at March 31, 2025 and 2026 consists of the following:

	Millions of yen
	2025	2026
Investment in corporate entities	¥973,795	¥868,090
Investment in real estate joint ventures	137,274	127,528
Investment in partnerships and other investments	208,946	310,694

	¥1,320,015	¥1,306,312

Summary of information relating to the equity method investees
Summarized financial information relating to TB Investment Limited Partnership

	Millions of yen
	2024	2025	2026
Operations:
Total revenues	¥759,042	¥3,506,193	¥3,558,900
Income before income taxes	(76,343)	174,744	613,324
Net income	(70,020)	76,819	340,103

Financial position:
Total assets	¥4,429,618	¥4,694,585	¥4,839,652
Total liabilities	3,157,087	3,652,131	3,331,150
Total equity	1,272,531	1,042,454	1,508,502

Summarized financial information relating to all other equity method investees

	Millions of yen
	2024	2025	2026
Operations:
Total revenues	¥2,112,692	¥2,293,309	¥2,215,250
Income before income taxes	343,309	432,759	743,907
Net income	268,026	343,938	674,849

Financial position:
Total assets	¥22,259,744	¥23,580,665	¥22,236,185
Total liabilities	14,021,875	15,209,476	13,678,221
Total equity	8,237,869	8,371,189	8,557,964